FT Vest U.S. Small Cap Moderate Buffer ETF - November Performance Management - FT Vest U.S. Small Cap Moderate Buffer ETF - November	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a market index and a broad-based securities market index. The Fund’s performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a market index and a broad-based securities market index.
Bar Chart [Heading]	FT Vest U.S. Small Cap Moderate Buffer ETF – November <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/24 to 09/30/25 was 7.19%.
Bar Chart Closing [Text Block]	During the period shown in the chart above:ReturnPeriod EndedBest Quarter4.42%September 30, 2024Worst Quarter0.78%June 30, 2024Year-to-Date7.19%September 30, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
FT Vest U.S. Small Cap Moderate Buffer ETF - November
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	7.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.42%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.78%
Lowest Quarterly Return, Date	Jun. 30, 2024